Customer Accounts - Time Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Time deposits by rate band are as follows:
Less than 1.00%	$ 21,281	$ 629,589
1.00% to 1.99%	3,588,689	3,761,543
2.00% to 2.99%	1,294,889	413,671
3.00% to 3.99%	2,104	0
Time deposits by maturity band are as follows:
Within 1 year	3,489,839	2,800,978
1 to 2 years	925,170	1,335,242
2 to 3 years	294,990	296,238
Over 3 years	196,964	372,345
Total time deposits	4,906,963	4,804,803
Customer accounts over $250,000	$ 3,609,961	$ 3,088,231